Loans - Credit Scores by Loan Class, Mortgage and Installment Segments, Current Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Credit Scores by Loan Class [Abstract]
Total loans	$ 3,790,901	$ 3,465,352
Accrued interest excluded from total	12,500	10,009
Loans charged against the allowance	3,796	2,486	$ 2,434
Mortgage
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	136,597	281,325
Financing receivable, year two, originated, fiscal year before current fiscal year	329,024	484,225
Financing receivable, year three, originated, two years before current fiscal year	459,950	194,910
Financing receivable, year four, originated, three years before current fiscal year	179,993	74,596
Financing receivable, year five, originated, four years before current fiscal year	68,611	34,613
Financing receivable, originated, more than five years before current fiscal year	196,696	191,703
Revolving Loans Amortized Cost Basis	115,001	107,037
Total loans	1,485,872	1,368,409
Accrued interest, current fiscal year	578	910
Accrued interest, fiscal year before current fiscal year	1,047	1,072
Accrued interest, two years before current fiscal year	1,066	473
Accrued interest, three years before current fiscal year	448	209
Financing receivable, accrued interest, four years before current fiscal year	204	130
Accrued interest, more than five years before current fiscal year	816	624
Accrued interest, revolving	938	698
Accrued interest excluded from total	5,097	4,116
Gross charge-offs, current fiscal year	0
Gross charge-offs, fiscal year before current	0
Gross charge-offs, two years before current	0
Gross charge-offs, three years before current	0
Gross charge-offs, four years before current	0
Gross charge-offs, five years or more before current	154
Gross charge-offs, revolving	0
Loans charged against the allowance	154	70	375
Mortgage | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	11,436	37,225
Financing receivable, year two, originated, fiscal year before current fiscal year	47,054	75,154
Financing receivable, year three, originated, two years before current fiscal year	84,297	28,038
Financing receivable, year four, originated, three years before current fiscal year	26,960	16,845
Financing receivable, year five, originated, four years before current fiscal year	10,512	6,282
Financing receivable, originated, more than five years before current fiscal year	30,769	26,396
Revolving Loans Amortized Cost Basis	15,129	12,002
Total loans	226,157	201,942
Mortgage | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	69,197	156,427
Financing receivable, year two, originated, fiscal year before current fiscal year	170,514	256,276
Financing receivable, year three, originated, two years before current fiscal year	246,571	101,298
Financing receivable, year four, originated, three years before current fiscal year	89,036	29,060
Financing receivable, year five, originated, four years before current fiscal year	38,028	9,827
Financing receivable, originated, more than five years before current fiscal year	63,821	65,818
Revolving Loans Amortized Cost Basis	51,823	53,097
Total loans	728,990	671,803
Mortgage | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	32,460	62,106
Financing receivable, year two, originated, fiscal year before current fiscal year	78,488	119,609
Financing receivable, year three, originated, two years before current fiscal year	89,418	42,879
Financing receivable, year four, originated, three years before current fiscal year	37,886	18,698
Financing receivable, year five, originated, four years before current fiscal year	8,909	7,695
Financing receivable, originated, more than five years before current fiscal year	46,316	47,163
Revolving Loans Amortized Cost Basis	33,926	27,956
Total loans	327,403	326,106
Mortgage | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	21,491	20,663
Financing receivable, year two, originated, fiscal year before current fiscal year	21,685	28,648
Financing receivable, year three, originated, two years before current fiscal year	31,280	13,836
Financing receivable, year four, originated, three years before current fiscal year	18,851	6,251
Financing receivable, year five, originated, four years before current fiscal year	5,034	6,809
Financing receivable, originated, more than five years before current fiscal year	29,859	26,172
Revolving Loans Amortized Cost Basis	10,722	10,548
Total loans	138,922	112,927
Mortgage | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,825	4,225
Financing receivable, year two, originated, fiscal year before current fiscal year	9,644	2,739
Financing receivable, year three, originated, two years before current fiscal year	5,722	6,628
Financing receivable, year four, originated, three years before current fiscal year	1,454	1,186
Financing receivable, year five, originated, four years before current fiscal year	4,406	1,549
Financing receivable, originated, more than five years before current fiscal year	11,640	12,538
Revolving Loans Amortized Cost Basis	2,332	2,342
Total loans	37,023	31,207
Mortgage | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	188	679
Financing receivable, year two, originated, fiscal year before current fiscal year	765	1,516
Financing receivable, year three, originated, two years before current fiscal year	853	56
Financing receivable, year four, originated, three years before current fiscal year	3,613	1,593
Financing receivable, year five, originated, four years before current fiscal year	714	1,593
Financing receivable, originated, more than five years before current fiscal year	6,768	6,348
Revolving Loans Amortized Cost Basis	703	695
Total loans	13,604	12,480
Mortgage | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	544	76
Financing receivable, year three, originated, two years before current fiscal year	1,347	1,411
Financing receivable, year four, originated, three years before current fiscal year	1,921	359
Financing receivable, year five, originated, four years before current fiscal year	413	570
Financing receivable, originated, more than five years before current fiscal year	5,438	5,791
Revolving Loans Amortized Cost Basis	331	297
Total loans	9,994	8,504
Mortgage | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	330	207
Financing receivable, year three, originated, two years before current fiscal year	462	764
Financing receivable, year four, originated, three years before current fiscal year	272	604
Financing receivable, year five, originated, four years before current fiscal year	595	288
Financing receivable, originated, more than five years before current fiscal year	2,085	1,477
Revolving Loans Amortized Cost Basis	35	100
Total loans	3,779	3,440
Mortgage | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family owner occupied - jumbo
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	76,902	168,357
Financing receivable, year two, originated, fiscal year before current fiscal year	222,397	359,013
Financing receivable, year three, originated, two years before current fiscal year	351,222	129,415
Financing receivable, year four, originated, three years before current fiscal year	121,113	40,986
Financing receivable, year five, originated, four years before current fiscal year	38,869	12,310
Financing receivable, originated, more than five years before current fiscal year	44,563	38,797
Revolving Loans Amortized Cost Basis	4,170	3,685
Total loans	859,236	752,563
Accrued interest, current fiscal year	329	506
Accrued interest, fiscal year before current fiscal year	669	773
Accrued interest, two years before current fiscal year	785	315
Accrued interest, three years before current fiscal year	299	108
Financing receivable, accrued interest, four years before current fiscal year	107	44
Accrued interest, more than five years before current fiscal year	156	127
Accrued interest, revolving	30	19
Accrued interest excluded from total	2,375	1,892
Gross charge-offs, current fiscal year	0
Gross charge-offs, fiscal year before current	0
Gross charge-offs, two years before current	0
Gross charge-offs, three years before current	0
Gross charge-offs, four years before current	0
Gross charge-offs, five years or more before current	0
Gross charge-offs, revolving	0
Loans charged against the allowance	0
Mortgage | 1-4 family owner occupied - jumbo | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	6,299	23,764
Financing receivable, year two, originated, fiscal year before current fiscal year	30,789	54,637
Financing receivable, year three, originated, two years before current fiscal year	63,377	16,848
Financing receivable, year four, originated, three years before current fiscal year	17,672	9,211
Financing receivable, year five, originated, four years before current fiscal year	4,503	2,988
Financing receivable, originated, more than five years before current fiscal year	8,813	6,946
Revolving Loans Amortized Cost Basis	1,084	639
Total loans	132,537	115,033
Mortgage | 1-4 family owner occupied - jumbo | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	42,726	97,269
Financing receivable, year two, originated, fiscal year before current fiscal year	117,454	189,653
Financing receivable, year three, originated, two years before current fiscal year	193,587	71,555
Financing receivable, year four, originated, three years before current fiscal year	61,986	16,091
Financing receivable, year five, originated, four years before current fiscal year	24,288	1,828
Financing receivable, originated, more than five years before current fiscal year	14,836	16,140
Revolving Loans Amortized Cost Basis	1,586	683
Total loans	456,463	393,219
Mortgage | 1-4 family owner occupied - jumbo | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	14,965	34,158
Financing receivable, year two, originated, fiscal year before current fiscal year	51,991	91,189
Financing receivable, year three, originated, two years before current fiscal year	66,597	28,701
Financing receivable, year four, originated, three years before current fiscal year	25,170	12,666
Financing receivable, year five, originated, four years before current fiscal year	4,738	2,775
Financing receivable, originated, more than five years before current fiscal year	11,768	8,852
Revolving Loans Amortized Cost Basis	1,500	1,536
Total loans	176,729	179,877
Mortgage | 1-4 family owner occupied - jumbo | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	11,274	10,905
Financing receivable, year two, originated, fiscal year before current fiscal year	13,804	20,743
Financing receivable, year three, originated, two years before current fiscal year	24,648	7,216
Financing receivable, year four, originated, three years before current fiscal year	12,949	2,554
Financing receivable, year five, originated, four years before current fiscal year	2,142	4,250
Financing receivable, originated, more than five years before current fiscal year	5,881	4,020
Revolving Loans Amortized Cost Basis	0	827
Total loans	70,698	50,515
Mortgage | 1-4 family owner occupied - jumbo | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,638	1,712
Financing receivable, year two, originated, fiscal year before current fiscal year	7,815	1,275
Financing receivable, year three, originated, two years before current fiscal year	2,486	4,534
Financing receivable, year four, originated, three years before current fiscal year	505	464
Financing receivable, year five, originated, four years before current fiscal year	3,198	0
Financing receivable, originated, more than five years before current fiscal year	2,592	2,150
Revolving Loans Amortized Cost Basis	0	0
Total loans	18,234	10,135
Mortgage | 1-4 family owner occupied - jumbo | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	549
Financing receivable, year two, originated, fiscal year before current fiscal year	0	1,516
Financing receivable, year three, originated, two years before current fiscal year	527	0
Financing receivable, year four, originated, three years before current fiscal year	1,908	0
Financing receivable, year five, originated, four years before current fiscal year	0	469
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	2,435	2,534
Mortgage | 1-4 family owner occupied - jumbo | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	544	0
Financing receivable, year three, originated, two years before current fiscal year	0	561
Financing receivable, year four, originated, three years before current fiscal year	923	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	673	689
Revolving Loans Amortized Cost Basis	0	0
Total loans	2,140	1,250
Mortgage | 1-4 family owner occupied - jumbo | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family owner occupied - jumbo | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family owner occupied - non-jumbo
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	37,109	69,878
Financing receivable, year two, originated, fiscal year before current fiscal year	68,931	56,896
Financing receivable, year three, originated, two years before current fiscal year	49,273	33,325
Financing receivable, year four, originated, three years before current fiscal year	32,199	19,157
Financing receivable, year five, originated, four years before current fiscal year	17,013	14,658
Financing receivable, originated, more than five years before current fiscal year	79,025	75,264
Revolving Loans Amortized Cost Basis	17,622	16,454
Total loans	301,172	285,632
Accrued interest, current fiscal year	153	283
Accrued interest, fiscal year before current fiscal year	235	123
Accrued interest, two years before current fiscal year	119	78
Accrued interest, three years before current fiscal year	78	58
Financing receivable, accrued interest, four years before current fiscal year	56	58
Accrued interest, more than five years before current fiscal year	331	242
Accrued interest, revolving	139	111
Accrued interest excluded from total	1,111	953
Gross charge-offs, current fiscal year	0
Gross charge-offs, fiscal year before current	0
Gross charge-offs, two years before current	0
Gross charge-offs, three years before current	0
Gross charge-offs, four years before current	0
Gross charge-offs, five years or more before current	29
Gross charge-offs, revolving	0
Loans charged against the allowance	29
Mortgage | 1-4 family owner occupied - non-jumbo | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	2,280	8,894
Financing receivable, year two, originated, fiscal year before current fiscal year	10,083	10,498
Financing receivable, year three, originated, two years before current fiscal year	7,780	5,558
Financing receivable, year four, originated, three years before current fiscal year	5,425	3,220
Financing receivable, year five, originated, four years before current fiscal year	2,802	2,074
Financing receivable, originated, more than five years before current fiscal year	9,130	6,074
Revolving Loans Amortized Cost Basis	3,029	1,680
Total loans	40,529	37,998
Mortgage | 1-4 family owner occupied - non-jumbo | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	13,233	33,833
Financing receivable, year two, originated, fiscal year before current fiscal year	32,729	26,239
Financing receivable, year three, originated, two years before current fiscal year	21,664	13,956
Financing receivable, year four, originated, three years before current fiscal year	12,306	6,018
Financing receivable, year five, originated, four years before current fiscal year	5,954	4,501
Financing receivable, originated, more than five years before current fiscal year	19,852	18,009
Revolving Loans Amortized Cost Basis	8,462	9,936
Total loans	114,200	112,492
Mortgage | 1-4 family owner occupied - non-jumbo | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	11,696	17,629
Financing receivable, year two, originated, fiscal year before current fiscal year	18,133	13,526
Financing receivable, year three, originated, two years before current fiscal year	11,661	7,626
Financing receivable, year four, originated, three years before current fiscal year	8,136	3,938
Financing receivable, year five, originated, four years before current fiscal year	3,280	3,263
Financing receivable, originated, more than five years before current fiscal year	20,042	22,506
Revolving Loans Amortized Cost Basis	4,482	3,509
Total loans	77,430	71,997
Mortgage | 1-4 family owner occupied - non-jumbo | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	9,576	7,983
Financing receivable, year two, originated, fiscal year before current fiscal year	5,717	5,124
Financing receivable, year three, originated, two years before current fiscal year	4,606	2,679
Financing receivable, year four, originated, three years before current fiscal year	2,524	3,270
Financing receivable, year five, originated, four years before current fiscal year	2,393	1,992
Financing receivable, originated, more than five years before current fiscal year	12,369	10,893
Revolving Loans Amortized Cost Basis	1,500	983
Total loans	38,685	32,924
Mortgage | 1-4 family owner occupied - non-jumbo | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	136	1,539
Financing receivable, year two, originated, fiscal year before current fiscal year	1,334	1,226
Financing receivable, year three, originated, two years before current fiscal year	1,694	1,836
Financing receivable, year four, originated, three years before current fiscal year	833	423
Financing receivable, year five, originated, four years before current fiscal year	1,096	1,035
Financing receivable, originated, more than five years before current fiscal year	6,415	7,044
Revolving Loans Amortized Cost Basis	84	99
Total loans	11,592	13,202
Mortgage | 1-4 family owner occupied - non-jumbo | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	188	0
Financing receivable, year two, originated, fiscal year before current fiscal year	624	0
Financing receivable, year three, originated, two years before current fiscal year	71	56
Financing receivable, year four, originated, three years before current fiscal year	1,705	1,472
Financing receivable, year five, originated, four years before current fiscal year	557	938
Financing receivable, originated, more than five years before current fiscal year	5,390	5,481
Revolving Loans Amortized Cost Basis	65	132
Total loans	8,600	8,079
Mortgage | 1-4 family owner occupied - non-jumbo | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	76
Financing receivable, year three, originated, two years before current fiscal year	1,335	850
Financing receivable, year four, originated, three years before current fiscal year	998	341
Financing receivable, year five, originated, four years before current fiscal year	413	570
Financing receivable, originated, more than five years before current fiscal year	4,077	4,142
Revolving Loans Amortized Cost Basis	0	115
Total loans	6,823	6,094
Mortgage | 1-4 family owner occupied - non-jumbo | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	311	207
Financing receivable, year three, originated, two years before current fiscal year	462	764
Financing receivable, year four, originated, three years before current fiscal year	272	475
Financing receivable, year five, originated, four years before current fiscal year	518	285
Financing receivable, originated, more than five years before current fiscal year	1,750	1,115
Revolving Loans Amortized Cost Basis	0	0
Total loans	3,313	2,846
Mortgage | 1-4 family owner occupied - non-jumbo | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family non-owner occupied
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	17,377	37,669
Financing receivable, year two, originated, fiscal year before current fiscal year	32,002	60,722
Financing receivable, year three, originated, two years before current fiscal year	52,555	26,725
Financing receivable, year four, originated, three years before current fiscal year	21,707	12,003
Financing receivable, year five, originated, four years before current fiscal year	10,696	5,336
Financing receivable, originated, more than five years before current fiscal year	32,048	31,752
Revolving Loans Amortized Cost Basis	7,431	8,893
Total loans	173,816	183,100
Accrued interest, current fiscal year	77	106
Accrued interest, fiscal year before current fiscal year	125	161
Accrued interest, two years before current fiscal year	149	69
Accrued interest, three years before current fiscal year	60	36
Financing receivable, accrued interest, four years before current fiscal year	35	21
Accrued interest, more than five years before current fiscal year	146	108
Accrued interest, revolving	62	57
Accrued interest excluded from total	654	558
Gross charge-offs, current fiscal year	0
Gross charge-offs, fiscal year before current	0
Gross charge-offs, two years before current	0
Gross charge-offs, three years before current	0
Gross charge-offs, four years before current	0
Gross charge-offs, five years or more before current	0
Gross charge-offs, revolving	0
Loans charged against the allowance	0
Mortgage | 1-4 family non-owner occupied | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	2,320	4,329
Financing receivable, year two, originated, fiscal year before current fiscal year	6,026	9,308
Financing receivable, year three, originated, two years before current fiscal year	12,338	5,178
Financing receivable, year four, originated, three years before current fiscal year	3,474	4,147
Financing receivable, year five, originated, four years before current fiscal year	3,048	752
Financing receivable, originated, more than five years before current fiscal year	6,030	5,842
Revolving Loans Amortized Cost Basis	1,199	1,683
Total loans	34,435	31,239
Mortgage | 1-4 family non-owner occupied | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	10,937	22,171
Financing receivable, year two, originated, fiscal year before current fiscal year	16,635	36,363
Financing receivable, year three, originated, two years before current fiscal year	28,051	12,242
Financing receivable, year four, originated, three years before current fiscal year	11,545	6,103
Financing receivable, year five, originated, four years before current fiscal year	6,709	2,549
Financing receivable, originated, more than five years before current fiscal year	13,400	12,257
Revolving Loans Amortized Cost Basis	3,498	4,132
Total loans	90,775	95,817
Mortgage | 1-4 family non-owner occupied | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	3,904	8,739
Financing receivable, year two, originated, fiscal year before current fiscal year	7,013	12,423
Financing receivable, year three, originated, two years before current fiscal year	8,825	5,507
Financing receivable, year four, originated, three years before current fiscal year	4,145	1,335
Financing receivable, year five, originated, four years before current fiscal year	667	1,198
Financing receivable, originated, more than five years before current fiscal year	6,719	6,825
Revolving Loans Amortized Cost Basis	2,095	1,930
Total loans	33,368	37,957
Mortgage | 1-4 family non-owner occupied | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	216	1,476
Financing receivable, year two, originated, fiscal year before current fiscal year	1,879	2,489
Financing receivable, year three, originated, two years before current fiscal year	1,844	3,798
Financing receivable, year four, originated, three years before current fiscal year	2,543	190
Financing receivable, year five, originated, four years before current fiscal year	197	292
Financing receivable, originated, more than five years before current fiscal year	3,521	4,350
Revolving Loans Amortized Cost Basis	277	550
Total loans	10,477	13,145
Mortgage | 1-4 family non-owner occupied | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	954
Financing receivable, year two, originated, fiscal year before current fiscal year	388	139
Financing receivable, year three, originated, two years before current fiscal year	1,445	0
Financing receivable, year four, originated, three years before current fiscal year	0	107
Financing receivable, year five, originated, four years before current fiscal year	75	491
Financing receivable, originated, more than five years before current fiscal year	1,226	1,475
Revolving Loans Amortized Cost Basis	362	203
Total loans	3,496	3,369
Mortgage | 1-4 family non-owner occupied | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	61	0
Financing receivable, year three, originated, two years before current fiscal year	52	0
Financing receivable, year four, originated, three years before current fiscal year	0	121
Financing receivable, year five, originated, four years before current fiscal year	0	54
Financing receivable, originated, more than five years before current fiscal year	873	404
Revolving Loans Amortized Cost Basis	0	335
Total loans	986	914
Mortgage | 1-4 family non-owner occupied | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	142	402
Revolving Loans Amortized Cost Basis	0	60
Total loans	142	462
Mortgage | 1-4 family non-owner occupied | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	137	197
Revolving Loans Amortized Cost Basis	0	0
Total loans	137	197
Mortgage | 1-4 family non-owner occupied | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family - 2nd lien
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	5,168	4,184
Financing receivable, year two, originated, fiscal year before current fiscal year	4,769	5,242
Financing receivable, year three, originated, two years before current fiscal year	5,020	4,067
Financing receivable, year four, originated, three years before current fiscal year	3,640	2,267
Financing receivable, year five, originated, four years before current fiscal year	1,854	1,425
Financing receivable, originated, more than five years before current fiscal year	9,803	10,087
Revolving Loans Amortized Cost Basis	85,778	78,005
Total loans	116,032	105,277
Accrued interest, current fiscal year	19	11
Accrued interest, fiscal year before current fiscal year	14	11
Accrued interest, two years before current fiscal year	10	8
Accrued interest, three years before current fiscal year	7	7
Financing receivable, accrued interest, four years before current fiscal year	6	4
Accrued interest, more than five years before current fiscal year	41	36
Accrued interest, revolving	707	511
Accrued interest excluded from total	804	588
Gross charge-offs, current fiscal year	0
Gross charge-offs, fiscal year before current	0
Gross charge-offs, two years before current	0
Gross charge-offs, three years before current	0
Gross charge-offs, four years before current	0
Gross charge-offs, five years or more before current	5
Gross charge-offs, revolving	0
Loans charged against the allowance	5
Mortgage | 1-4 family - 2nd lien | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	537	238
Financing receivable, year two, originated, fiscal year before current fiscal year	156	282
Financing receivable, year three, originated, two years before current fiscal year	703	454
Financing receivable, year four, originated, three years before current fiscal year	389	267
Financing receivable, year five, originated, four years before current fiscal year	159	200
Financing receivable, originated, more than five years before current fiscal year	1,153	503
Revolving Loans Amortized Cost Basis	9,817	8,000
Total loans	12,914	9,944
Mortgage | 1-4 family - 2nd lien | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	2,260	2,109
Financing receivable, year two, originated, fiscal year before current fiscal year	2,879	2,749
Financing receivable, year three, originated, two years before current fiscal year	2,359	2,334
Financing receivable, year four, originated, three years before current fiscal year	2,341	665
Financing receivable, year five, originated, four years before current fiscal year	898	333
Financing receivable, originated, more than five years before current fiscal year	3,084	3,597
Revolving Loans Amortized Cost Basis	38,277	38,346
Total loans	52,098	50,133
Mortgage | 1-4 family - 2nd lien | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,895	1,495
Financing receivable, year two, originated, fiscal year before current fiscal year	1,243	1,820
Financing receivable, year three, originated, two years before current fiscal year	1,464	931
Financing receivable, year four, originated, three years before current fiscal year	324	759
Financing receivable, year five, originated, four years before current fiscal year	224	459
Financing receivable, originated, more than five years before current fiscal year	2,348	2,649
Revolving Loans Amortized Cost Basis	25,849	20,981
Total loans	33,347	29,094
Mortgage | 1-4 family - 2nd lien | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	425	192
Financing receivable, year two, originated, fiscal year before current fiscal year	285	292
Financing receivable, year three, originated, two years before current fiscal year	182	90
Financing receivable, year four, originated, three years before current fiscal year	519	237
Financing receivable, year five, originated, four years before current fiscal year	302	275
Financing receivable, originated, more than five years before current fiscal year	1,869	1,496
Revolving Loans Amortized Cost Basis	8,945	8,188
Total loans	12,527	10,770
Mortgage | 1-4 family - 2nd lien | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	51	20
Financing receivable, year two, originated, fiscal year before current fiscal year	107	99
Financing receivable, year three, originated, two years before current fiscal year	97	258
Financing receivable, year four, originated, three years before current fiscal year	67	192
Financing receivable, year five, originated, four years before current fiscal year	37	23
Financing receivable, originated, more than five years before current fiscal year	563	974
Revolving Loans Amortized Cost Basis	1,886	2,040
Total loans	2,808	3,606
Mortgage | 1-4 family - 2nd lien | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	130
Financing receivable, year two, originated, fiscal year before current fiscal year	80	0
Financing receivable, year three, originated, two years before current fiscal year	203	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	157	132
Financing receivable, originated, more than five years before current fiscal year	238	395
Revolving Loans Amortized Cost Basis	638	228
Total loans	1,316	885
Mortgage | 1-4 family - 2nd lien | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	12	0
Financing receivable, year four, originated, three years before current fiscal year	0	18
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	487	418
Revolving Loans Amortized Cost Basis	331	122
Total loans	830	558
Mortgage | 1-4 family - 2nd lien | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	19	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	129
Financing receivable, year five, originated, four years before current fiscal year	77	3
Financing receivable, originated, more than five years before current fiscal year	61	55
Revolving Loans Amortized Cost Basis	35	100
Total loans	192	287
Mortgage | 1-4 family - 2nd lien | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | Resort lending
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	41	1,237
Financing receivable, year two, originated, fiscal year before current fiscal year	925	2,352
Financing receivable, year three, originated, two years before current fiscal year	1,880	1,378
Financing receivable, year four, originated, three years before current fiscal year	1,334	183
Financing receivable, year five, originated, four years before current fiscal year	179	884
Financing receivable, originated, more than five years before current fiscal year	31,257	35,803
Revolving Loans Amortized Cost Basis	0	0
Total loans	35,616	41,837
Accrued interest, current fiscal year	0	4
Accrued interest, fiscal year before current fiscal year	4	4
Accrued interest, two years before current fiscal year	3	3
Accrued interest, three years before current fiscal year	4	0
Financing receivable, accrued interest, four years before current fiscal year	0	3
Accrued interest, more than five years before current fiscal year	142	111
Accrued interest, revolving	0	0
Accrued interest excluded from total	153	125
Gross charge-offs, current fiscal year	0
Gross charge-offs, fiscal year before current	0
Gross charge-offs, two years before current	0
Gross charge-offs, three years before current	0
Gross charge-offs, four years before current	0
Gross charge-offs, five years or more before current	120
Gross charge-offs, revolving	0
Loans charged against the allowance	120
Mortgage | Resort lending | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	429
Financing receivable, year three, originated, two years before current fiscal year	99	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	268
Financing receivable, originated, more than five years before current fiscal year	5,643	7,031
Revolving Loans Amortized Cost Basis	0	0
Total loans	5,742	7,728
Mortgage | Resort lending | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	41	1,045
Financing receivable, year two, originated, fiscal year before current fiscal year	817	1,272
Financing receivable, year three, originated, two years before current fiscal year	910	1,211
Financing receivable, year four, originated, three years before current fiscal year	858	183
Financing receivable, year five, originated, four years before current fiscal year	179	616
Financing receivable, originated, more than five years before current fiscal year	12,649	15,815
Revolving Loans Amortized Cost Basis	0	0
Total loans	15,454	20,142
Mortgage | Resort lending | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	85
Financing receivable, year two, originated, fiscal year before current fiscal year	108	651
Financing receivable, year three, originated, two years before current fiscal year	871	114
Financing receivable, year four, originated, three years before current fiscal year	111	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	5,439	6,331
Revolving Loans Amortized Cost Basis	0	0
Total loans	6,529	7,181
Mortgage | Resort lending | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	107
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	53
Financing receivable, year four, originated, three years before current fiscal year	316	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	6,219	5,413
Revolving Loans Amortized Cost Basis	0	0
Total loans	6,535	5,573
Mortgage | Resort lending | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	49	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	844	895
Revolving Loans Amortized Cost Basis	0	0
Total loans	893	895
Mortgage | Resort lending | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	267	68
Revolving Loans Amortized Cost Basis	0	0
Total loans	267	68
Mortgage | Resort lending | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	59	140
Revolving Loans Amortized Cost Basis	0	0
Total loans	59	140
Mortgage | Resort lending | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	137	110
Revolving Loans Amortized Cost Basis	0	0
Total loans	137	110
Mortgage | Resort lending | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Installment
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	132,440	214,481
Financing receivable, year two, originated, fiscal year before current fiscal year	164,162	182,911
Financing receivable, year three, originated, two years before current fiscal year	150,928	75,947
Financing receivable, year four, originated, three years before current fiscal year	58,160	59,530
Financing receivable, year five, originated, four years before current fiscal year	44,913	42,029
Financing receivable, originated, more than five years before current fiscal year	74,695	55,192
Total loans	625,298	630,090
Accrued interest, current fiscal year	429	474
Accrued interest, fiscal year before current fiscal year	417	423
Accrued interest, two years before current fiscal year	355	181
Accrued interest, three years before current fiscal year	136	155
Financing receivable, accrued interest, four years before current fiscal year	112	100
Accrued interest, more than five years before current fiscal year	211	151
Accrued interest excluded from total	1,660	1,484
Gross charge-offs, current fiscal year	1,705
Gross charge-offs, fiscal year before current	279
Gross charge-offs, two years before current	236
Gross charge-offs, three years before current	49
Gross charge-offs, four years before current	108
Gross charge-offs, five years or more before current	211
Gross charge-offs, revolving	2,588
Loans charged against the allowance	2,588	2,416	$ 2,059
Installment | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	10,877	19,202
Financing receivable, year two, originated, fiscal year before current fiscal year	20,582	21,162
Financing receivable, year three, originated, two years before current fiscal year	21,451	10,364
Financing receivable, year four, originated, three years before current fiscal year	7,993	10,878
Financing receivable, year five, originated, four years before current fiscal year	8,481	7,394
Financing receivable, originated, more than five years before current fiscal year	13,903	11,005
Total loans	83,287	80,005
Installment | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	61,633	111,745
Financing receivable, year two, originated, fiscal year before current fiscal year	87,975	97,453
Financing receivable, year three, originated, two years before current fiscal year	75,378	41,875
Financing receivable, year four, originated, three years before current fiscal year	32,911	31,819
Financing receivable, year five, originated, four years before current fiscal year	23,210	23,482
Financing receivable, originated, more than five years before current fiscal year	37,443	25,934
Total loans	318,550	332,308
Installment | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	38,791	48,381
Financing receivable, year two, originated, fiscal year before current fiscal year	40,236	46,166
Financing receivable, year three, originated, two years before current fiscal year	37,033	18,365
Financing receivable, year four, originated, three years before current fiscal year	11,992	12,108
Financing receivable, year five, originated, four years before current fiscal year	9,493	7,635
Financing receivable, originated, more than five years before current fiscal year	15,100	11,724
Total loans	152,645	144,379
Installment | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	18,659	31,686
Financing receivable, year two, originated, fiscal year before current fiscal year	11,134	13,502
Financing receivable, year three, originated, two years before current fiscal year	11,844	4,147
Financing receivable, year four, originated, three years before current fiscal year	3,878	3,244
Financing receivable, year five, originated, four years before current fiscal year	2,439	2,164
Financing receivable, originated, more than five years before current fiscal year	5,389	4,403
Total loans	53,343	59,146
Installment | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,509	2,165
Financing receivable, year two, originated, fiscal year before current fiscal year	1,761	3,285
Financing receivable, year three, originated, two years before current fiscal year	2,776	650
Financing receivable, year four, originated, three years before current fiscal year	800	954
Financing receivable, year five, originated, four years before current fiscal year	586	579
Financing receivable, originated, more than five years before current fiscal year	1,459	1,445
Total loans	8,891	9,078
Installment | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	224	251
Financing receivable, year two, originated, fiscal year before current fiscal year	977	639
Financing receivable, year three, originated, two years before current fiscal year	1,496	315
Financing receivable, year four, originated, three years before current fiscal year	245	309
Financing receivable, year five, originated, four years before current fiscal year	410	552
Financing receivable, originated, more than five years before current fiscal year	894	479
Total loans	4,246	2,545
Installment | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	98	344
Financing receivable, year two, originated, fiscal year before current fiscal year	1,292	567
Financing receivable, year three, originated, two years before current fiscal year	779	202
Financing receivable, year four, originated, three years before current fiscal year	293	168
Financing receivable, year five, originated, four years before current fiscal year	167	184
Financing receivable, originated, more than five years before current fiscal year	424	135
Total loans	3,053	1,600
Installment | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	6
Financing receivable, year two, originated, fiscal year before current fiscal year	205	137
Financing receivable, year three, originated, two years before current fiscal year	171	29
Financing receivable, year four, originated, three years before current fiscal year	48	50
Financing receivable, year five, originated, four years before current fiscal year	127	39
Financing receivable, originated, more than five years before current fiscal year	83	67
Total loans	634	328
Installment | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	649	701
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Total loans	649	701
Installment | Boat lending
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	59,895	72,682
Financing receivable, year two, originated, fiscal year before current fiscal year	63,070	65,428
Financing receivable, year three, originated, two years before current fiscal year	55,295	33,576
Financing receivable, year four, originated, three years before current fiscal year	26,471	29,128
Financing receivable, year five, originated, four years before current fiscal year	23,507	22,350
Financing receivable, originated, more than five years before current fiscal year	40,410	29,801
Total loans	268,648	252,965
Accrued interest, current fiscal year	216	171
Accrued interest, fiscal year before current fiscal year	154	148
Accrued interest, two years before current fiscal year	132	84
Accrued interest, three years before current fiscal year	63	78
Financing receivable, accrued interest, four years before current fiscal year	58	52
Accrued interest, more than five years before current fiscal year	91	68
Accrued interest excluded from total	714	601
Gross charge-offs, current fiscal year	0
Gross charge-offs, fiscal year before current	53
Gross charge-offs, two years before current	0
Gross charge-offs, three years before current	0
Gross charge-offs, four years before current	15
Gross charge-offs, five years or more before current	53
Gross charge-offs, revolving	121
Installment | Boat lending | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	6,110	7,901
Financing receivable, year two, originated, fiscal year before current fiscal year	8,150	8,763
Financing receivable, year three, originated, two years before current fiscal year	8,250	4,391
Financing receivable, year four, originated, three years before current fiscal year	3,612	5,102
Financing receivable, year five, originated, four years before current fiscal year	4,061	3,612
Financing receivable, originated, more than five years before current fiscal year	7,665	5,955
Total loans	37,848	35,724
Installment | Boat lending | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	34,174	44,498
Financing receivable, year two, originated, fiscal year before current fiscal year	35,921	37,531
Financing receivable, year three, originated, two years before current fiscal year	29,665	20,179
Financing receivable, year four, originated, three years before current fiscal year	16,329	16,506
Financing receivable, year five, originated, four years before current fiscal year	13,173	12,814
Financing receivable, originated, more than five years before current fiscal year	21,432	14,504
Total loans	150,694	146,032
Installment | Boat lending | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	15,593	15,390
Financing receivable, year two, originated, fiscal year before current fiscal year	15,042	13,704
Financing receivable, year three, originated, two years before current fiscal year	11,859	7,281
Financing receivable, year four, originated, three years before current fiscal year	4,481	5,848
Financing receivable, year five, originated, four years before current fiscal year	4,757	4,357
Financing receivable, originated, more than five years before current fiscal year	7,279	6,132
Total loans	59,011	52,712
Installment | Boat lending | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	3,652	3,933
Financing receivable, year two, originated, fiscal year before current fiscal year	3,029	4,135
Financing receivable, year three, originated, two years before current fiscal year	4,277	1,498
Financing receivable, year four, originated, three years before current fiscal year	1,545	1,290
Financing receivable, year five, originated, four years before current fiscal year	1,237	1,032
Financing receivable, originated, more than five years before current fiscal year	2,842	2,213
Total loans	16,582	14,101
Installment | Boat lending | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	281	661
Financing receivable, year two, originated, fiscal year before current fiscal year	432	1,043
Financing receivable, year three, originated, two years before current fiscal year	808	149
Financing receivable, year four, originated, three years before current fiscal year	268	286
Financing receivable, year five, originated, four years before current fiscal year	171	200
Financing receivable, originated, more than five years before current fiscal year	620	670
Total loans	2,580	3,009
Installment | Boat lending | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	85	22
Financing receivable, year two, originated, fiscal year before current fiscal year	344	195
Financing receivable, year three, originated, two years before current fiscal year	229	16
Financing receivable, year four, originated, three years before current fiscal year	139	53
Financing receivable, year five, originated, four years before current fiscal year	108	203
Financing receivable, originated, more than five years before current fiscal year	335	274
Total loans	1,240	763
Installment | Boat lending | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	277
Financing receivable, year two, originated, fiscal year before current fiscal year	152	57
Financing receivable, year three, originated, two years before current fiscal year	207	62
Financing receivable, year four, originated, three years before current fiscal year	97	43
Financing receivable, year five, originated, four years before current fiscal year	0	106
Financing receivable, originated, more than five years before current fiscal year	198	30
Total loans	654	575
Installment | Boat lending | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	26
Financing receivable, originated, more than five years before current fiscal year	39	23
Total loans	39	49
Installment | Boat lending | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Total loans	0	0
Installment | Recreational vehicle lending
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	28,653	89,938
Financing receivable, year two, originated, fiscal year before current fiscal year	77,550	94,529
Financing receivable, year three, originated, two years before current fiscal year	79,893	30,598
Financing receivable, year four, originated, three years before current fiscal year	24,110	23,305
Financing receivable, year five, originated, four years before current fiscal year	17,641	15,937
Financing receivable, originated, more than five years before current fiscal year	24,005	16,366
Total loans	251,852	270,673
Accrued interest, current fiscal year	112	219
Accrued interest, fiscal year before current fiscal year	201	227
Accrued interest, two years before current fiscal year	189	72
Accrued interest, three years before current fiscal year	56	58
Financing receivable, accrued interest, four years before current fiscal year	44	38
Accrued interest, more than five years before current fiscal year	53	34
Accrued interest excluded from total	655	648
Gross charge-offs, current fiscal year	28
Gross charge-offs, fiscal year before current	122
Gross charge-offs, two years before current	192
Gross charge-offs, three years before current	32
Gross charge-offs, four years before current	81
Gross charge-offs, five years or more before current	11
Gross charge-offs, revolving	466
Installment | Recreational vehicle lending | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	3,168	9,327
Financing receivable, year two, originated, fiscal year before current fiscal year	10,759	10,752
Financing receivable, year three, originated, two years before current fiscal year	11,568	4,524
Financing receivable, year four, originated, three years before current fiscal year	3,484	4,834
Financing receivable, year five, originated, four years before current fiscal year	3,838	3,416
Financing receivable, originated, more than five years before current fiscal year	5,482	4,319
Total loans	38,299	37,172
Installment | Recreational vehicle lending | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	15,677	51,555
Financing receivable, year two, originated, fiscal year before current fiscal year	41,037	49,949
Financing receivable, year three, originated, two years before current fiscal year	39,113	16,175
Financing receivable, year four, originated, three years before current fiscal year	13,025	11,920
Financing receivable, year five, originated, four years before current fiscal year	8,415	8,990
Financing receivable, originated, more than five years before current fiscal year	11,934	7,818
Total loans	129,201	146,407
Installment | Recreational vehicle lending | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	6,481	23,143
Financing receivable, year two, originated, fiscal year before current fiscal year	18,630	24,945
Financing receivable, year three, originated, two years before current fiscal year	20,161	7,680
Financing receivable, year four, originated, three years before current fiscal year	5,243	4,459
Financing receivable, year five, originated, four years before current fiscal year	3,689	2,279
Financing receivable, originated, more than five years before current fiscal year	4,460	2,939
Total loans	58,664	65,445
Installment | Recreational vehicle lending | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	2,524	5,013
Financing receivable, year two, originated, fiscal year before current fiscal year	5,108	6,516
Financing receivable, year three, originated, two years before current fiscal year	6,073	1,598
Financing receivable, year four, originated, three years before current fiscal year	1,706	1,361
Financing receivable, year five, originated, four years before current fiscal year	936	727
Financing receivable, originated, more than five years before current fiscal year	1,157	904
Total loans	17,504	16,119
Installment | Recreational vehicle lending | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	713	793
Financing receivable, year two, originated, fiscal year before current fiscal year	724	1,608
Financing receivable, year three, originated, two years before current fiscal year	1,573	374
Financing receivable, year four, originated, three years before current fiscal year	394	446
Financing receivable, year five, originated, four years before current fiscal year	308	232
Financing receivable, originated, more than five years before current fiscal year	429	268
Total loans	4,141	3,721
Installment | Recreational vehicle lending | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	90	107
Financing receivable, year two, originated, fiscal year before current fiscal year	304	381
Financing receivable, year three, originated, two years before current fiscal year	973	129
Financing receivable, year four, originated, three years before current fiscal year	71	202
Financing receivable, year five, originated, four years before current fiscal year	249	234
Financing receivable, originated, more than five years before current fiscal year	383	87
Total loans	2,070	1,140
Installment | Recreational vehicle lending | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	880	293
Financing receivable, year three, originated, two years before current fiscal year	326	111
Financing receivable, year four, originated, three years before current fiscal year	153	61
Financing receivable, year five, originated, four years before current fiscal year	136	59
Financing receivable, originated, more than five years before current fiscal year	154	15
Total loans	1,649	539
Installment | Recreational vehicle lending | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	108	85
Financing receivable, year three, originated, two years before current fiscal year	106	7
Financing receivable, year four, originated, three years before current fiscal year	34	22
Financing receivable, year five, originated, four years before current fiscal year	70	0
Financing receivable, originated, more than five years before current fiscal year	6	16
Total loans	324	130
Installment | Recreational vehicle lending | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Total loans	0	0
Installment | Other
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	43,892	51,861
Financing receivable, year two, originated, fiscal year before current fiscal year	23,542	22,954
Financing receivable, year three, originated, two years before current fiscal year	15,740	11,773
Financing receivable, year four, originated, three years before current fiscal year	7,579	7,097
Financing receivable, year five, originated, four years before current fiscal year	3,765	3,742
Financing receivable, originated, more than five years before current fiscal year	10,280	9,025
Total loans	104,798	106,452
Accrued interest, current fiscal year	101	84
Accrued interest, fiscal year before current fiscal year	62	48
Accrued interest, two years before current fiscal year	34	25
Accrued interest, three years before current fiscal year	17	19
Financing receivable, accrued interest, four years before current fiscal year	10	10
Accrued interest, more than five years before current fiscal year	67	49
Accrued interest excluded from total	291	235
Gross charge-offs, current fiscal year	1,677
Gross charge-offs, fiscal year before current	104
Gross charge-offs, two years before current	44
Gross charge-offs, three years before current	17
Gross charge-offs, four years before current	12
Gross charge-offs, five years or more before current	147
Gross charge-offs, revolving	2,001
Installment | Other | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,599	1,974
Financing receivable, year two, originated, fiscal year before current fiscal year	1,673	1,647
Financing receivable, year three, originated, two years before current fiscal year	1,633	1,449
Financing receivable, year four, originated, three years before current fiscal year	897	942
Financing receivable, year five, originated, four years before current fiscal year	582	366
Financing receivable, originated, more than five years before current fiscal year	756	731
Total loans	7,140	7,109
Installment | Other | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	11,782	15,692
Financing receivable, year two, originated, fiscal year before current fiscal year	11,017	9,973
Financing receivable, year three, originated, two years before current fiscal year	6,600	5,521
Financing receivable, year four, originated, three years before current fiscal year	3,557	3,393
Financing receivable, year five, originated, four years before current fiscal year	1,622	1,678
Financing receivable, originated, more than five years before current fiscal year	4,077	3,612
Total loans	38,655	39,869
Installment | Other | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	16,717	9,848
Financing receivable, year two, originated, fiscal year before current fiscal year	6,564	7,517
Financing receivable, year three, originated, two years before current fiscal year	5,013	3,404
Financing receivable, year four, originated, three years before current fiscal year	2,268	1,801
Financing receivable, year five, originated, four years before current fiscal year	1,047	999
Financing receivable, originated, more than five years before current fiscal year	3,361	2,653
Total loans	34,970	26,222
Installment | Other | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	12,483	22,740
Financing receivable, year two, originated, fiscal year before current fiscal year	2,997	2,851
Financing receivable, year three, originated, two years before current fiscal year	1,494	1,051
Financing receivable, year four, originated, three years before current fiscal year	627	593
Financing receivable, year five, originated, four years before current fiscal year	266	405
Financing receivable, originated, more than five years before current fiscal year	1,390	1,286
Total loans	19,257	28,926
Installment | Other | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	515	711
Financing receivable, year two, originated, fiscal year before current fiscal year	605	634
Financing receivable, year three, originated, two years before current fiscal year	395	127
Financing receivable, year four, originated, three years before current fiscal year	138	222
Financing receivable, year five, originated, four years before current fiscal year	107	147
Financing receivable, originated, more than five years before current fiscal year	410	507
Total loans	2,170	2,348
Installment | Other | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	49	122
Financing receivable, year two, originated, fiscal year before current fiscal year	329	63
Financing receivable, year three, originated, two years before current fiscal year	294	170
Financing receivable, year four, originated, three years before current fiscal year	35	54
Financing receivable, year five, originated, four years before current fiscal year	53	115
Financing receivable, originated, more than five years before current fiscal year	176	118
Total loans	936	642
Installment | Other | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	98	67
Financing receivable, year two, originated, fiscal year before current fiscal year	260	217
Financing receivable, year three, originated, two years before current fiscal year	246	29
Financing receivable, year four, originated, three years before current fiscal year	43	64
Financing receivable, year five, originated, four years before current fiscal year	31	19
Financing receivable, originated, more than five years before current fiscal year	72	90
Total loans	750	486
Installment | Other | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	6
Financing receivable, year two, originated, fiscal year before current fiscal year	97	52
Financing receivable, year three, originated, two years before current fiscal year	65	22
Financing receivable, year four, originated, three years before current fiscal year	14	28
Financing receivable, year five, originated, four years before current fiscal year	57	13
Financing receivable, originated, more than five years before current fiscal year	38	28
Total loans	271	149
Installment | Other | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	649	701
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Total loans	$ 649	$ 701